Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of internal credit grades [line items]
ECL allowance	$ 23	$ 23
Residential mortgages	207,657	207,749
Business and government loans	113,976	109,555
Customers' liability under acceptances	10,011	10,265
Financial instruments credit-impaired [member] | Stage 3 [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	20	14
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	10,011	10,265
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	7	12
Business and government loans	$ 17,528	$ 16,424